Accounting Policies - Translation of Foreign Operations (Details) $ in Thousands, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Net investment in foreign operations | UH II.
Detailed information about hedges
Hedging instrument	$ 1,254.5	$ 25,721,539	$ 1,074.0	$ 21,424,180
Open Ended Fund | Fair value
Detailed information about hedges
Hedging instrument	$ 46.1	$ 945,176	56.9	1,135,803
Warrants exercised | Fair value | Univision Holding Inc
Detailed information about hedges
Hedging instrument			$ 871.6	$ 17,387,699	$ 1,788.6	$ 33,775,451